Expense Example, No Redemption - FidelityStrategicRealReturnFund-AMCIZPRO - FidelityStrategicRealReturnFund-AMCIZPRO - Fidelity Strategic Real Return Fund	Nov. 29, 2024 USD ($)
Fidelity Advisor Strategic Real Return Fund - Class A
Expense Example, No Redemption:
1 Year	$ 493
3 Years	704
5 Years	936
10 Years	1,600
Fidelity Advisor Strategic Real Return Fund - Class C
Expense Example, No Redemption:
1 Year	173
3 Years	548
5 Years	950
10 Years	1,881
Fidelity Advisor Strategic Real Return Fund - Class M
Expense Example, No Redemption:
1 Year	493
3 Years	706
5 Years	940
10 Years	1,610
Fidelity Advisor Strategic Real Return Fund - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	237
5 Years	419
10 Years	945
Fidelity Advisor Strategic Real Return Fund - Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	206
5 Years	365
10 Years	$ 827